CONVERTIBLE PROMISSORY NOTES PAYABLE (Details)	9 Months Ended
Sep. 30, 2018 CAD ($)
Notes to Financial Statements
Beginning balance	$ 1,582,495
Issuances	508,417
Repayments	(31,762)
Conversions to common shares	(1,480,046)
Unrealized foreign exchange adjustment	8,030
Ending balance	$ 587,134